Note 27 - Financial Expenses (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Export prepayment agreement [member]
Statement Line Items [Line Items]
Interest expense	$ 8,858
Financing agreements with BDMG [member]
Statement Line Items [Line Items]
Interest expense	2,571
Long term export prepayment agreements [member]
Statement Line Items [Line Items]
Interest expense	$ 17,295